Cover	Oct. 01, 2026
Cover [Abstract]
Entity Registrant Name	GLOBAL ASSET MANAGEMENT GROUP, INC.
Entity Central Index Key	0000055234
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 01, 2026
Entity File Number	0-08962
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	84-1641415
Entity Address Address Line 1	51 Monroe Street
Entity Address Address Line 2	Suite 1505
Entity Address City Or Town	Rockville
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20852
City Area Code	240
Local Phone Number	398-8319
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false